Net Income per Share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Class A and Class B ordinary share [Member] USD ($)	Dec. 31, 2014 Class A and Class B ordinary share [Member] CNY	Dec. 31, 2013 Class A and Class B ordinary share [Member] CNY	Dec. 31, 2012 Class A and Class B ordinary share [Member] CNY	Dec. 31, 2014 ADS (1 ADS represents 8 Class A ordinary shares) [Member] USD ($)	Dec. 31, 2014 ADS (1 ADS represents 8 Class A ordinary shares) [Member] CNY	Dec. 31, 2013 ADS (1 ADS represents 8 Class A ordinary shares) [Member] CNY	Dec. 31, 2012 ADS (1 ADS represents 8 Class A ordinary shares) [Member] CNY
Numerator:
Net income attributable to Phoenix New Media Limited	$ 42,402	263,091	279,554	107,359
Denominator:
Weighted average number of shares outstanding					595,521,893	595,521,893	602,991,298	619,849,313
Weighted average number of contingently issuable shares					2,094,730	2,094,730	2,997,099	4,160,957
Denominator used in computing net income per share - basic					597,616,623	597,616,623	605,988,397	624,010,270	74,702,078	74,702,078	75,748,550	78,001,284
Net income per share - basic					$ 0.07	0.44	0.46	0.17	$ 0.57	3.52	3.69	1.38
Numerator:
Net income attributable to Phoenix New Media Limited	$ 42,402	263,091	279,554	107,359
Denominator:
Denominator used in computing net income per share - basic					597,616,623	597,616,623	605,988,397	624,010,270	74,702,078	74,702,078	75,748,550	78,001,284
Share-based awards					17,003,487	17,003,487	16,432,062	19,737,876
Denominator used in computing net income per share - diluted					614,620,110	614,620,110	622,420,459	643,748,146	76,827,514	76,827,514	77,802,557	80,468,518
Net income per share - diluted					$ 0.07	0.43	0.45	0.17	$ 0.55	3.42	3.59	1.33